Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating lease, right-of-use asset			$ 3,971	$ 4,183	$ 2,097
Cash paid for operating lease liabilities	$ 136	$ 141	$ 298	$ 1,333	$ 953
Weighted-average remaining lease term for operating leases			3 years 9 months 18 days	4 years	3 years
Weighted-average incremental borrowing rate			5.40%	5.40%	7.10%
Selling, General and Administrative Expenses
Lessee Lease Description [Line Items]
Operating lease expense	$ 107	$ 292	$ 360	$ 1,535	$ 1,183
Minimum
Lessee Lease Description [Line Items]
Lessee under noncancelable lease agreement, term			1 year	1 year
Maximum
Lessee Lease Description [Line Items]
Lessee under noncancelable lease agreement, term			10 years	10 years